Annual Total Returns[BarChart] - ProShares Ultra NASDAQ Biotechnology - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.81%	67.11%	160.15%	66.69%	13.80%	(44.23%)	40.76%	(24.38%)	45.52%	39.74%